UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McDonald Capital Investors Inc.
Address: One Maritime Plaza, Suite 1300

         San Francisco, CA  94111

13F File Number:  28-06004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew J. McDonald
Title:     President
Phone:     415-981-5401

Signature, Place, and Date of Signing:

     /s/  Andrew J. McDonald     San Francisco, CA     July 29, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $439,257 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOT LABORATORIES             COM              002824100      316     8400 SH       SOLE                     8400        0        0
AMERICAN INTL GROUP            COM              026874107     6695    98129 SH       SOLE                    98129        0        0
AUTO DATA PROCESSING           COM              053015103      383     8800 SH       SOLE                     8800        0        0
BARRA INC                      COM              068313105     2945    79200 SH       SOLE                    79200        0        0
BAXTER INTERNATIONAL           RIGHTSCV         071813125        1    66000 SH       SOLE                    66000        0        0
CARDINAL HEALTH                COM              14149Y108    31093   506322 SH       SOLE                   506322        0        0
CHEVRONTEXACO CORP             COM              166764100      239     2700 SH       SOLE                     2700        0        0
CLOROX CO                      COM              189054109    40061   968825 SH       SOLE                   968825        0        0
COR THERAPEUTICS               SUB NT CV. 5%07  217753AD4     3539  3300000 PRN      SOLE                  3300000        0        0
COR THERAPEUTICS               SR NT CV 4.5%06  217753AG7     1067  1000000 PRN      SOLE                  1000000        0        0
CORVIS CORP                    COM              221009103       26    40000 SH       SOLE                    40000        0        0
CYPRESS SEMICONDUCTOR          SUB NT CV 4%05   232806AE9     8783 10125000 PRN      SOLE                 10125000        0        0
DU PONT DE NEMOURS             COM              263534109      512    11538 SH       SOLE                    11538        0        0
EXXON MOBIL                    COM              30231G102      217     5296 SH       SOLE                     5296        0        0
FEDERAL HOME LOAN MORT         COM              313400301    35177   574790 SH       SOLE                   574790        0        0
FEDERAL NATIONAL MORT          COM              313586109      280     3800 SH       SOLE                     3800        0        0
GAP INC                        SUB NT 5.625%03  364760AC2     1980  2000000 PRN      SOLE                  2000000        0        0
HOME DEPOT                     COM              437076102      275     7500 SH       SOLE                     7500        0        0
I2 TECHNOLOGIES                SUB NT CV5.25%06 465754AF6    10050 14256000 PRN      SOLE                 14256000        0        0
I2 TECHNOLOGIES                COM              465754109      395   267071 SH       SOLE                   267071        0        0
IRON MOUNTAIN INC              COM              462846106     9118   295550 SH       SOLE                   295550        0        0
JUNIPER NETWORKS               SB NT CV 4.75%07 48203RAA2     1110  1850000 PRN      SOLE                  1850000        0        0
LAM RESEARCH                   NOTE 4.000%06    512807AE8     1136  1325000 PRN      SOLE                  1325000        0        0
LEGATO SYSTEMS INC             COM              524651106       97    26835 SH       SOLE                    26835        0        0
LIZ CLAIBORNE INC              COM              539320101    11314   355800 SH       SOLE                   355800        0        0
MCAFEECOM CORP                 COM              579062100      195    13300 SH       SOLE                    13300        0        0
MEDIMMUNE INC  (AVIRON)        SB NT CV 5.25%08 053762AD2      998  1100000 PRN      SOLE                  1100000        0        0
MEDTRONIC INC                  COM              585055106      201     4700 SH       SOLE                     4700        0        0
MICROSOFT CORPORATION          COM              594918104    11358   207647 SH       SOLE                   207647        0        0
NIKE INC CLASS B               CL B             654106103    25323   472000 SH       SOLE                   472000        0        0
PROGRESSIVE CORP               COM              743315103    51398   888466 SH       SOLE                   888466        0        0
SAFEWAY                        COM              786514208    31919  1093500 SH       SOLE                  1093500        0        0
SEALED AIR CORP                COM              81211K100    19263   478350 SH       SOLE                   478350        0        0
SEALED AIR PREFERRED A         PFD CV a $2      81211K209    18855   461570 SH       SOLE                   461570        0        0
VERITAS SOFTWARE               NOTE 1.856% 06   92343RAA1      168   200000 PRN      SOLE                   200000        0        0
VIACOM INC CLASS B             CL B             925524308    40181   905595 SH       SOLE                   905595        0        0
WATERS CORP                    COM              941848103    36980  1385025 SH       SOLE                  1385025        0        0
WELLS FARGO & CO               COM              949746101    35404   707240 SH       SOLE                   707240        0        0
WESTERN WIRELESS               COM              95988E204      205    64000 SH       SOLE                    64000        0        0